Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,951,960
Total Corporate Bonds (identified cost $2,000,000)		$ 1,951,960

Tax-Exempt Municipal Obligations — 150.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,220	$ 1,379,917
		$ 1,379,917
Education — 1.3%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$550	$ 553,602
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	400,392
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	483,247
Florida Development Finance Corp., (River City Science Academy):
4.00%, 7/1/28	150	148,895
4.00%, 7/1/29	155	153,104
4.00%, 7/1/30	215	210,823
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	261,690
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	505	507,353
		$ 2,719,106
Electric Utilities — 4.7%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$ 10,029,500
		$ 10,029,500
Escrowed/Prerefunded — 41.5%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$ 805,390
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,840,438
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Clovis Unified School District, CA, (Election of 2012): (continued)
Prerefunded to 8/1/24, 0.00%, 8/1/30	$2,575	$ 1,884,308
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	2,500	2,581,250
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	575,200
Prerefunded to 8/1/24, 0.00%, 8/1/31	955	653,105
Hawaii:
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,491,854
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	188,147
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,456,079
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	2,750	2,938,045
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	619,560
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(2)	7,500	7,649,025
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/23, 4.00%, 4/1/29(2)	10,000	10,186,900
Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,383,557
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,150,170
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	910,900
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	8,590,383
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,237,600
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	165	172,275
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,097,040
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	5,955,594
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,222,862
Tempe Union High School District No. 213, AZ:
Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,293,492
Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,446,831
		$ 88,330,005
General Obligations — 22.4%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,184,200

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.00%, 12/1/27	$500	$ 533,305
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,482,172
0.00%, 6/15/29	1,000	774,090
Detroit, MI, 5.00%, 4/1/27	1,700	1,813,203
Illinois:
5.00%, 11/1/29	1,500	1,602,330
5.00%, 5/1/33	3,200	3,278,944
5.00%, 5/1/39	1,165	1,187,275
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,411,350
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,144,200
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	10,226,900
Washington, 4.00%, 7/1/29(2)	10,000	10,164,800
		$ 47,802,769
Hospital — 13.2%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$ 592,488
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	10,273,200
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,885,984
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/29(1)	450	479,097
5.00%, 12/1/30(1)	1,000	1,065,180
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,020,755
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,198,700
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,550,205
		$ 28,065,609
Industrial Development Revenue — 9.0%
Iowa Finance Authority, (Iowa Fertilizer Co.), 4.00% to 12/1/32 (Put Date), 12/1/50(3)	$1,000	$ 998,280
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,413,418
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	540	548,883
Series 2008-2, 4.00%, 6/1/30	3,000	3,049,350
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	$2,500	$ 2,479,300
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,419,579
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	2,959,830
(AMT), 5.00%, 1/1/31	1,025	1,078,003
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	920	945,226
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,059,880
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	110,058
		$ 19,061,807
Insured - Electric Utilities — 2.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 516,000
(NPFG), 5.25%, 7/1/30	5,000	5,110,450
		$ 5,626,450
Insured - General Obligations — 3.2%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$ 277,315
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,024,840
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,156,680
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,264,895
		$ 6,723,730
Insured - Transportation — 4.4%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$ 847,844
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,382,826
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	7,154,673
		$ 9,385,343
Insured - Water and Sewer — 2.5%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$ 695,949
(AGM), 0.00%, 10/1/29	1,225	852,453

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue: (continued)
(AGM), 0.00%, 10/1/30	$1,045	$ 677,735
(AGM), 0.00%, 10/1/33	5,870	3,111,804
		$ 5,337,941
Lease Revenue/Certificates of Participation — 2.9%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$ 1,020,210
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/28	3,000	3,273,390
5.00%, 6/15/30	1,000	1,087,870
New York Liberty Development Corp., (4 World Trade Center), Green Bonds, 1.20%, 11/15/28	1,000	833,210
		$ 6,214,680
Other Revenue — 1.3%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$ 755,944
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/1/29 (Put Date), 9/1/52	2,000	2,036,600
		$ 2,792,544
Senior Living/Life Care — 10.1%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$ 240,494
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,438,812
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.25%, 5/15/28	250	268,950
Prerefunded to 5/15/23, 5.00%, 5/15/30	410	421,677
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	258,337
5.00%, 12/1/28	250	258,188
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	142,383
Illinois Finance Authority, (Smith Crossing), 4.00%, 10/15/30	725	713,240
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,050,205
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	326,688
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	$2,300	$ 2,312,535
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,532,130
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,190,216
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	572,690
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,239,669
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/31	1,250	1,214,687
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	980	1,002,491
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,132,978
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	671,970
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	572,983
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,086,549
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	912,807
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	372,365
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	524,045
5.00%, 5/1/28	750	782,610
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,237,596
		$ 21,477,295
Special Tax Revenue — 12.1%
Bullhead, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 419,137
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	1,005	1,012,608
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	705	722,435
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	903,663

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	$10,000	$ 10,166,000
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	12,485,760
		$ 25,709,603
Student Loan — 2.0%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$ 3,126,840
New Jersey Higher Education Student Assistance Authority:
Series 2013-1A, (AMT), 4.00%, 12/1/28	375	377,167
Series 2015-1A, (AMT), 4.00%, 12/1/28	670	676,231
		$ 4,180,238
Transportation — 14.6%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$ 2,029,380
Grand Parkway Transportation Corp., TX:
4.95%, (0.00% until 10/1/23), 10/1/29	800	845,248
5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,586,535
5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,123,620
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,511,116
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), Prerefunded to 7/1/23, 0.00%, 7/1/28	1,240	888,497
Maryland Economic Development Corp., (Purple Line Light Rail), Green Bonds, (AMT), 5.00%, 11/12/28	1,000	1,050,590
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,451,622
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,146,440
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/28	2,000	2,125,600
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/29	1,590	1,736,821
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,091,000
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%, 7/1/29(3)	500	506,440
		$ 31,092,909
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.4%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$ 5,213,050
		$ 5,213,050
Total Tax-Exempt Municipal Obligations (identified cost $314,659,110)		$ 321,142,496

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.7%
Atlantic City, NJ, 7.00%, 3/1/28	$2,405	$ 2,594,033
Chicago, IL:
7.375%, 1/1/33	1,000	1,137,830
7.781%, 1/1/35	1,675	1,998,041
		$ 5,729,904
Insured - Transportation — 1.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 3,933,816
		$ 3,933,816
Total Taxable Municipal Obligations (identified cost $8,128,843)		$ 9,663,720
Total Investments — 156.3% (identified cost $324,787,953)		$ 332,758,176
Other Assets, Less Liabilities — (56.3)%		$(119,852,462)
Net Assets — 100.0%		$ 212,905,714
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $10,605,118 or 5.0% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued/delayed delivery security.

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2022
Portfolio of Investments (Unaudited) — continued

At April 30, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	14.8%
California	11.5%
Texas	11.0%
Others, representing less than 10% individually	62.1%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 4.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Trust did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,951,960	$ —	$ 1,951,960
Tax-Exempt Municipal Obligations	—	321,142,496	—	321,142,496
Taxable Municipal Obligations	—	9,663,720	—	9,663,720
Total Investments	$ —	$332,758,176	$ —	$332,758,176
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.